1933 Act File No. 2-91090
                                          1940 Act File No. 811-4017

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  --------

    Pre-Effective Amendment No.      .......................
                                 ----                             -----

    Post-Effective Amendment No.  70_.......................        X
                                 ---                              --------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  --------

    Amendment No.  64 ......................................        X
                  ----                                            --------

                            FEDERATED EQUITY FUNDS

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                          Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on September 19, 2005 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(i)
    on                      pursuant to paragraph (a)(i).
_ _ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copy to:

                         Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky, LLP
                              2101 L Street, NW
                             Washington, DC 20037





PART C.    OTHER INFORMATION.

Item 23.  Exhibits
          (a)   (i)      Conformed copy of Amended and Restated Declaration of
                         Trust of the Registrant; (12)
                (ii)     Conformed copies of Amendment Nos. 4-7 of the Amendment
                         and Restated Declaration of Trust of the Registrant;
                         (31)
                (iii)    Conformed copy of Amendment No. 8 of the Amended and
                         Restated Declaration of Trust of the Registrant; (19)
                (iv)     Conformed copy of Amendment No. 9 of the Amended and
                         Restated Declaration of Trust of the Registrant; (21)
                (v)      Conformed copy of Amendment No. 10 of the Amended and
                         Restated Declaration of Trust of the Registrant; (21)
                (vi)     Conformed copy of Amendment No. 11 of the Amended and
                         Restated Declaration of Trust of the Registrant; (21)
                (vii)    Conformed copy of Amendment No. 12 of the Amended and
                         Restated Declaration of Trust of the Registrant; (23)
                (viii)   Conformed copy of Amendment No. 13 of the Amended and
                         Restated Declaration of Trust of the Registrant; (23)
                (ix)     Conformed copy of Amendment No. 14 of the Amended and
                         Restated Declaration of Trust of the Registrant; (24)
                (x)      Conformed copy of Amendment No. 15 of the Amended and
                         Restated Declaration of Trust of the Registrant; (24)
                (xi)     Conformed copy of Amendment No. 16 of the Amended and
                         Restated Declaration of Trust of the Registrant; (24)
                (xii)    Conformed copy of Amendment No. 17 of the Amended and
                         Restated Declaration of the Trust of the Registrant;
                         (24)
                (xiii)   Conformed copy of Amendment No. 18 of the Amended and
                         Restated Declaration of Trust of the Registrant; (25)
                (xiv)    Conformed copy of Amendment No. 19 of the Amended and
                         Restated Declaration of Trust of the Registrant; (29)
                (xv)     Conformed copies of Amendment Nos. 20-21 of the Amended
                         and Restated Declaration of Trust of the Registrant;
                         (31)
                (xvi)    Conformed copies of Amendment No. 22 of the Amended and
                         Restated Declaration of Trust of the Registrant; (33)
                (xvii)   Conformed copies of Amendment No. 23 of the Amended and
                         Restated Declaration of Trust of the Registrant; (34)
          (b)   (i)      Copy of Amended and Restated By-Laws of the Registrant;
                         (12)
                (ii)     Copy of Amendment No. 5 to Amended and Restated By-Laws
                         of the Registrant; (18)
                (iii)    Copy of Amendment No. 6 to Amended and Restated By-Laws
                         of the Registrant; (18)
                (iv)     Copy of Amendment No. 7 to Amended and Restated By-Laws
                         of the Registrant; (18)
                (v)      Copy of Amendment No. 8 to Amended and Restated By-Laws
                         of the Registrant; (24)
                (vi)     Copy of Amendment No. 9 to Amended and Restated By-Laws
                         of the Registrant; (29)
                (vii)    Copy of Amendment No. 10 to Amended and Restated
                         By-Laws of the Registrant; (32)
          (c)   (i)      Copy of Specimen Certificate for Shares of Beneficial
                         Interest of the Registrant (Federated Small Cap
                         Strategies Fund); (7)
                (ii)     Copy of Specimen Certificate for Shares of Beneficial
                         Interest of the Registrant (Federated Mid Cap Growth
                         Strategies Fund); (8)
                (iii)    Copy of Specimen Certificate for Shares of Beneficial
                         Interest of the Registrant (Federated Capital
                         Appreciation Fund); (9)
          (d)   (i)      Conformed copy of Investment Advisory Contract of the
                         Registrant (Federated Mid Cap Growth Strategies Fund);
                         (5)
                (ii)     Conformed copy of Investment Advisory Contract on
                         behalf of the Registrant, which includes Exhibit B for
                         Federated Capital Appreciation Fund; (10)
                (iii)    Conformed copies of Exhibits D & E for Federated Large
                         Cap Growth Fund and Federated Technology Fund,
                         respectively; (19)
                (iv)     Conformed copy of Exhibit G to the Investment Advisory
                         Contract for Federated Kaufmann Fund; (23)
                (v)      Conformed copy of Exhibit I to the Investment Advisory
                         Contract for Federated Market Opportunity Fund; (23)
                (vi)     Conformed copy of Amendment to Investment Advisory
                         Contract of the Registrant; (23)
                (vii)    Conformed copy of Sub-Advisory Agreement for Federated
                         Kaufmann Fund, which includes Exhibit A, dated December
                         1, 2001; (23)
                (viii)   Conformed copy of Sub-Advisory Agreement for Federated
                         Kaufmann Small Cap Fund, which includes Exhibit A; (24)
                (ix)     Conformed copy of Exhibit J to the Investment Advisory
                         Contract for Federated Kaufmann Small Cap Fund; (24)
                (x)      Conformed copy of Sub-Advisory Contract for Federated
                         Market Opportunity Fund, which includes Exhibit A; (31)
                (xi)     Conformed copy of Sub-Advisory Contract for Federated
                         Technology Fund, which includes Exhibit A; (31)
                (xii)    Conformed copy of Assignments of Federated Investment
                         Management Company to Federated Equity Management
                         Company of Pennsylvania for Advisory and Sub-Advisory
                         Contracts of Federated Capital Appreciation Fund,
                         Federated Kaufmann Fund, Federated Small Cap Kaufmann
                         Fund, Federated Market Opportunity Fund, and Federated
                         Technology Fund; (31)
                (xiii)   Conformed copy of Assignment of Federated Investment
                         Management Company to Federated Global Investment
                         Management Company for Advisory Contract of Federated
                         Large Cap Growth Fund; (31)
                (xiv)    Conformed copy of Assignment of Federated Investment
                         Management Company to Federated Equity Management
                         Company of Pennsylvania for Advisory Contract of
                         Federated Mid Cap Growth Strategies Fund; (31)
                (xv)     Conformed copy of Investment Advisory Contract of the
                         Registrant, which includes Exhibit A (Federated
                         Strategic Value Fund); (33)
          (e)   (i)      Conformed copy of Distributor's Contract of the
                         Registrant; (10)
               (ii)      Conformed copies of Exhibits D and F to the
                         Distributor's Contract for Federated Mid Cap Growth
                         Strategies Fund, (Class A and C Shares); (10)
                (iii)    Conformed copies of Exhibits G and I to the
                         Distributor's Contract for Federated Capital
                         Appreciation Fund, (Class A and C Shares); (10)
                (iv)     Conformed copy of Distributor's Contract (Class B
                         Shares); (16)
                (v)      Conformed copies of Exhibits M and N to the
                         Distributor's Contract for Federated Large Cap Growth
                         Fund, (Class A and C Shares); (19)
                (vi)     Conformed copies of Exhibits O and P to the
                         Distributor's Contract for Federated Communications
                         Technology Fund, (Class A and C Shares); (19)
                (vii)    Conformed copy of Exhibits S & T to the Distributor's
                         Contract for for Federated Market Opportunity Fund
                         (Class A and Class C Shares); (22)
                (viii)   Conformed copy of Exhibit U to the Distributor's
                         Contract for Federated Kaufmann Fund (Class K Shares);
                         (23)
                (ix)     Conformed copy of Exhibits V & W to the Distributor's
                         Contract for Federated Kaufmann Fund (Class A and Class
                         C Shares); (22)
                (x)      Conformed copy of Amendment to the Distributor's
                         Contract of the Registrant, dated June 1, 2001; (23)
                (xi)     Conformed copy of Exhibit X to the Distributor's
                         Contract for Federated Kaufmann Small Cap Fund (Class A
                         Shares); (24)
                (xii)    Conformed copy of Exhibit Y to the Distributor's
                         Contract for Federated Kaufmann Small Cap Fund (Class C
                         Shares); (24)
                (xiii)   Conformed copy of Exhibit Z to the Distributor's
                         Contract for Federated Capital Appreciation Fund (Class
                         K Shares); (28)
                (xiv)    The Registrant hereby incorporates the conformed copy
                         of the specimen Mutual Funds Sales and Service
                         Agreement; Mutual Funds Service Agreement; and Plan
                         Trustee/Mutual Funds Service Agreement from Item
                         24(b)(6)(ii)-(iv) of the Cash Trust Series II
                         Registration Statement on Form N-1A, filed with the
                         Commission on July 24, 1995. (File No. 33-38550 and
                         811-6269)
                (xv)     Conformed copy of Amendment to the Distributor's
                         Contract of the Registrant, dated October 1, 2003; (31)
                (xvi)    Conformed copy of Amendment to the Distributor's
                         Contract (Class B Shares) of the Registrant, dated June
                         1, 2001; (31)
                (xvii)   Conformed copy of Amendment to the Distributor's
                         Contract (Class B Shares) of the Registrant, dated
                         October 1, 2003; (31)
                (xviii)  Conformed copy of Exhibit AA and BB to the
                         Distributor's Contract for Federated Strategic Value
                         Fund (Class A and Class C Shares); (33)
                (xix)    Conformed copy of Exhibit CC to the Distributors
                         Contract for Federated Strategic Value Fund
                         (Institutional Shares); (+)
          (f)            Not applicable;
          (g)   (i)      Conformed Copy of the Custodian Agreement of the
                         Registrant; (6)
                (ii)     Conformed copy of Custodian Fee Schedule; (15)
          (h)   (i)      Conformed copy of Amended and Restated Agreement for
                         Fund Accounting Services, Administrative Services,
                         Shareholder Transfer Agency Services and Custody
                         Services Procurement; (17)
                (ii)     Conformed copy of Amendment to Agreement for Fund
                         Accounting Services, Administrative Services,
                         Shareholder Transfer Agency Services and Custody
                         Services Procurement; (23)
                (iii)    Conformed copy of Principal Shareholder Service's
                         Agreement (Class B Shares); (16)
                (iv)     Conformed copy of Exhibit 1 to the Principal
                         Shareholder Service's Agreement (Class B Shares); (23)
                (v)      Conformed copy of Shareholder Services Agreement (Class
                         B Shares); (16)
                (vi)     Conformed copy of Exhibit 1 to the Shareholder Services
                         Agreement (Class B Shares); (23)
                (vii)    The Registrant hereby incorporates by reference the
                         conformed copy of the Shareholder Services Sub-Contract
                         between Fidelity and Federated Shareholder Services
                         from Item 24(b)(9)(iii) of the Federated GNMA Trust
                         Registration Statement on Form N-1A, filed with the
                         Commission on March 25, 1996 (File Nos. 2-75670 and
                         811-3375).
                (viii)   The Registrant hereby incorporates the conformed copy
                         of the Second Amended and Restated Services Agreement,
                         with attached Schedule 1 revised 6/30/04, from Item
                         (h)(v)(ii) of the Cash Trust Series, Inc. Registration
                         Statement on Form N-1A filed with the Commission on
                         July 29, 2004, (File Nos. 33-29838 and 811-5843).
                (ix)     The responses described in Item 22(e)(xiv) are hereby
                         incorporated  by reference.
                (x)      The Registrant hereby incorporates the conformed copy
                         of Amendment No. 2 to the Amended & Restated Agreement
                         for Fund Accounting Services, Administrative Services,
                         Transfer Agency Services and Custody Services
                         Procurement from Item 23 (h)(v) of the Federated U.S.
                         Government Securities:  2-5 Years Registration
                         Statement on Form N-1A, filed with the Commission on
                         March 30, 2004. (File Nos. 2-75769 and 811-3387);
                (xi)     The Registrant hereby incorporates the conformed copy
                         of Amendment No. 3 to the Amended & Restated Agreement
                         for Fund Accounting Services, Administrative Services,
                         Transfer Agency Services and Custody Services
                         Procurement from Item 23 (h)(v) of the Federated U.S.
                         Government Securities: 2-5 Years Registration Statement
                         on Form N-1A, filed with the Commission on March 30,
                         2004. (File Nos. 2-75769 and 811-3387;
                (xii)    The Registrant hereby incorporates by reference the
                         conformed copy of the Agreement for Administrative
                         Services, with Exhibit 1 and Amendments 1 and 2
                         attached, between Federated Administrative Services and
                         the Registrant from Item 23(h)(iv)of the Federated
                         Total Return Series, Inc. Registration Statement on
                         Form N-1A, filed with the Commission on November 29,
                         2004.  (File Nos. 33-50773 and 811-7115);
                (xiii)   The Registrant herby incorporates by reference the
                         conformed copy of the Financial Administration and
                         Accounting Services Agreement, with attached Exhibit A
                         revised 6/30/04, from Item (h)(viii) of the Cash Trust
                         Series, Inc. Registration Statement on Form N-1A, filed
                         with the Commission on July 29, 2004. (File Nos.
                         33-29838 and 811-5843)
                (xiv)    The Registrant hereby incorporates by reference the
                         conformed copy of Transfer Agency and Service Agreement
                         between the Federated Funds and State Street Bank and
                         Trust Company form Item 23(h)(ix) of the Federated
                         Total Return Government Bond Fund Registration
                         Statement on Form N-1A, filed with the Commission on
                         April 28, 2005.  (File Nos. 33-60411 and 811-07309)
                (xv)     The Registrant hereby incorporates by reference the
                         conformed copy of Amendment No. 3 to the Agreement for
                         administrative Services between Federated
                         Administrative Services Company and the Registrant
                         dated June 1, 2005, form Item 23 (h)(ii) of the Cash
                         Trust Series, Inc. Registrant Statement on Form N-1A,
                         filed with the commission on July 27, 2005.  (File Nos.
                         33-29838 and 811-5843);
          (i)            Conformed copy of the Opinion and Consent of Counsel
                         regarding legality of shares being registered; (6)
          (j)   (i)      Conformed copy of Consent of Independent     Registered
                Public Accounting Firm (Deloitte &  Touche      LLP); (32)
                (ii)     Conformed copy of Consent of Independent     Registered
                Public Accounting Firm (Ernst & Young     LLP); (32)
          (k)            Not Applicable;
          (l)            Conformed copy of Initial Capital Understanding; (2)
          (m)   (i)      Conformed Copy of Distribution Plan of the Registrant,
                         including Exhibits A, B and C; (31)
                (ii)     The responses described in Item 23(e)(xiv) are hereby
                         incorporated by reference;
                (iii)    Conformed copy of Amendment to the Distribution Plan
                         (Class B Shares); (23)
                (iv)     Conformed copy of Exhibit D to the Distribution Plan of
                         the Registrant; (33)
                (v)      Conformed copy of Exhibit E to the Distribution Plan of
                         the Registrant; (+)
          (n)            The Registrant hereby incorporates the Copy of the
                         Multiple Class Plan and attached Exhibits from Item (n)
                         of the Federated Income Trust Registration Statement on
                         Form N-1A, filed with the Commission on March 31, 2005.
                         (File Nos. 2-75366 and 811-3352);
          (o)   (i)      Conformed copy of Power of Attorney of the
                         Registrant;(19)
                (ii)     Conformed copy of Power of Attorney of Trustee of the
                         Registrant; (19)
                (iii)    Conformed copy of Limited Power of Attorney; (27)
          (p)   (i)      The Registrant hereby incorporates the conformed copy
                         of the Code of Ethics for Access Persons from Item
                         23(p) of the Federated Money Market Obligations Trust
                         Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950);
                (ii)     The Registrant hereby incorporates the conformed copy
                         of the Federated Investors, Inc. Code of Ethics for
                         Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                         Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950).

------------------------------------------------------------------------
+     Exhibit is being filed electronically with registration
      statement; indicate by footnote
2.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 1 on Form N-1A filed February 28,
      1985.  (File Nos. 2-91090 and 811-4017)
5.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 21 on Form N-1A filed June 30,
      1995. (File Nos. 2-91090 and 811-4017)
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 on Form N-1A filed December 29,
      1994.  (File Nos. 2-91090 and 811-4017)
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 21 on Form N-1A filed June 30,
      1995.  (File Nos. 2-91090 and 811-4017)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 22 on Form N-1A filed July 17,
      1995.  (File Nos. 2-91090 and 811-4017)
9.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 on Form N-1A filed August 31,
      1995.  (File Nos. 2-91090 and 811-4017)
10.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 26 on Form N-1A filed September 12,
      1995.  (File Nos. 2-91090 and 811-4017)
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 32 on Form N-1A filed September 3,
      1996.  (File Nos. 2-91090 and 811-4017)
14.   Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 29 on Form N-1A filed May 29, 1997.
      (File Nos. 2-910090 and 811-4017)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 31 on Form N-1A filed October 30,
      1997.  (File Nos. 2-91090 and 811-4017)
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 35 on Form N-1A filed December 30,
      1997. (File Nos. 2-91090 and 811-4017)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed October 9,
      1998. (File Nos. 2-91090 and 811-4017)
18.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 41 on Form N-1A filed November 2,
      1998. (File Nos. 2-91090 and 811-4017)
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 44 on Form N-1A filed December 28,
      1999. (File Nos. 2-91090 and 811-4017)
20.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form N-1A filed September 15,
      2000. (File Nos. 2-91090 and 811-4017)
21.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 50 on Form N-1A filed December 29,
      2000.  (File Nos. 2-91090 and 811-4017)
22.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 52 on Form N-1A filed March 20,
      2001.  (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 51 on Form N-1A filed December 27,
      2001.  (File Nos. 2-91090 and 811-4017)
24.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 57 on Form N-1A filed December 26,
      2002. (File Nos. 2-91090 and 811-4017)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed February 7, 2003. (File Nos. 2-91090 and 811-4017)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed February 27, 2003. (File
      Nos. 2-91090 and 811-4017)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed March 31, 2003. (File Nos.
      2-91090 and 811-4017)
28. Response is incorporated by reference to Registrant's Amendment No. 55 on Form N-1A filed September 22, 2003. (File No. 811-4017)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed October 30, 2003. (File Nos. 2-91090 and 811-4017)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed January 6, 2004. (File Nos. 2-91090 and 811-4017)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed October 15, 2004. (File Nos. 2-91090 and 811-4017)
32.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 67 on Form N-1A filed December 30,  2004.
(File Nos. 2-91090 and 811-4017)
33.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 68 on Form N-1A filed January 7,    2005.
(File Nos. 2-91090 and 811-4017)
34.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 69 on Form N-1A filed June 22,      2005.
(File Nos. 2-91090 and 811-4017)



Item 24.    Persons Controlled by or Under Common Control with the Fund:
            -----------------------------------------------------------

            None.

Item 25.    Indemnification:  (1)
            ---------------


Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         William C. Dierker
                                                Linda A. Duessel
                                                James E. Grefenstette
                                                Steven Lehman

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                John W. Harris
                                                Kevin McClosky
                                                John L. Nichol
                                                Michael R. Tucker

Assistant Vice Presidents:                      Angela A. Kohler
                                                Dana Meissner

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue


Assistant Treasurer:                            Denis McAuley, III

          The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.    Principal Underwriters:

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
               Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher
Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue
President-Broker/Dealer
And Director:                 James F. Getz
Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III
Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Colin B. Starks
         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------
Senior Vice Presidents cont.: Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman
Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------
Vice Presidents cont.:        Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

                                    (Notices should be sent to    the
                                    Agent for Service at    above address)

                                           Federated Investors Funds
                                           5800 Corporate Drive
                                           Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Administrative Services         Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Equity Management               Federated Investors Tower
Company of Pennsylvania                   1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company                        1001 Liberty Avenue
("Sub-Adviser" to Federated Market        Pittsburgh, PA  15222-3779
Opportunity Fund and Federated
Absolute Advantage Fund)

Federated Global
Investment Management Corp.               Federated Investors Tower
("Sub-Adviser" to Federated Kaufmann      1001 Liberty Avenue
Fund, Federated Kaufmann Small Cap        Pittsburgh, PA  15222-3779
Fund and Federated Technology Fund")

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600


Item 29.    Management Services:  Not applicable.


 Item 30.   Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of September 2005.

                  FEDERATED EQUITY FUNDS

                  BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                  September 2, 2005

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                               TITLE                   DATE
         ----                               -----                   ----

BY: /s/ Todd P. Zerega                  Attorney In Fact       September 2, 2005
Todd P. Zerega                          For the Persons
Assistant Secretary                     Listed Below

         NAME                               TITLE                   DATE
         ----                               -----                   ----

John F. Donahue*                        Chairman and Trustee   September 2, 2005

Christopher Donahue*                    President and Trustee
                                        (Principal Executive Officer)

Richard J. Thomas*                      Treasurer
                                        (Principal Financial Officer)

Stephen F. Auth                         Chief Investment Officer

Thomas G. Bigley*                       Trustee

John T. Conroy, Jr.*                    Trustee

Nicholas P. Constantakis*               Trustee

John F. Cunningham*                     Trustee

Lawrence D. Ellis, M.D.*                Trustee

Peter E. Madden*                        Trustee

Charles F. Mansfield, Jr.*              Trustee

John E. Murray, Jr., J.D., S.J.D.*      Trustee

Marjorie P. Smuts*                      Trustee

John S. Walsh*                          Trustee

*By Power of Attorney